AMG GW&K High Income Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 98.5%
Financials - 16.3%
Aircastle, Ltd. (Bermuda) 4.250%, 06/15/26	$278,000	$263,681
American Express Co. (3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	186,000	157,207
The Charles Schwab Corp.
Series I (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	131,000	106,800
Series F (5.000% to 12/01/27 then 3 month LIBOR + 2.575%), 5.000%, 12/01/27[1,2,3,4]	39,000	30,557

Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,2,3,4]	276,000	233,082
Fifth Third Bancorp 3.650%, 01/25/24	25,000	24,392
First-Citizens Bank & Trust Co. (3.929% to 06/19/23 then SOFR + 3.827%), 3.929%, 06/19/24[1,3]	50,000	49,020
The Goldman Sachs Group, Inc. Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,3,4]	155,000	126,519
Huntington Bancshares, Inc. 2.625%, 08/06/24	25,000	23,438
JPMorgan Chase & Co. Series S (6.750% to 02/01/24 then 3 month LIBOR + 3.780%), 6.750%, 02/01/24[1,2,3]	167,000	167,581
KeyCorp (3.878% to 05/23/24 then SOFR + 1.250%), 3.878%, 05/23/25[1,3]	25,000	24,098
MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	136,000	119,823
Morgan Stanley Series M (5.875% to 09/15/26 then 3 month LIBOR + 4.435%), 5.875%, 09/15/26[1,2,3,4]	194,000	190,605
Navient Corp. 6.125%, 03/25/24	180,000	177,581
SBA Communications Corp. 3.875%, 02/15/27	225,000	212,408
SLM Corp. 4.200%, 10/29/25	259,000	233,100
	Principal Amount	Value

Starwood Property Trust, Inc. 4.750%, 03/15/25	$225,000	$211,612
Truist Bank (3.689% to 08/02/23 then 3 month LIBOR + 0.735%), 3.689%, 08/02/24[1,3]	25,000	24,791
US Bancorp (4.548% to 07/22/27 then SOFR + 1.660%), 4.548%, 07/22/28[1,3]	184,000	179,289
VICI Properties LP/VICI Note Co., Inc.
3.500%, 02/15/25[5]	27,000	25,588
4.250%, 12/01/26[5]	165,000	153,948

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	170,000	166,813

Total Financials		2,901,933
Industrials - 79.8%
AECOM 5.125%, 03/15/27	169,000	167,406
Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[4,5]	200,000	200,244
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	211,000	207,648
American Axle & Manufacturing, Inc. 6.250%, 03/15/26	206,000	197,779
Apache Corp. 4.250%, 01/15/30[4]	150,000	136,875
Aramark Services, Inc. 5.000%, 02/01/28[5]	138,000	130,612
ATI, Inc. 4.875%, 10/01/29	139,000	126,497
Avient Corp. 5.750%, 05/15/25[5]	135,000	133,587
Ball Corp. 5.250%, 07/01/25	247,000	245,351
Bath & Body Works, Inc. 6.694%, 01/15/27	123,000	122,693
Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	170,000	170,008
Callon Petroleum Co. 6.375%, 07/01/26	185,000	175,750
CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, 05/01/26[5]	179,000	174,078
Centene Corp. 4.250%, 12/15/27	231,000	222,555
Cheniere Energy Partners LP 4.500%, 10/01/29	155,000	143,997
Chord Energy Corp. 6.375%, 06/01/26[5]	177,000	175,313
Clearwater Paper Corp. 5.375%, 02/01/25[5]	230,000	223,056

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 79.8% (continued)
Cleveland-Cliffs, Inc. 5.875%, 06/01/27[4]	$174,000	$172,260
Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	188,000	175,310
Commercial Metals Co. 3.875%, 02/15/31	161,000	136,426
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	185,000	195,486
Dana, Inc. 5.625%, 06/15/28	123,000	115,511
DCP Midstream Operating LP 5.375%, 07/15/25	135,000	134,336
Delta Air Lines, Inc. 7.375%, 01/15/26[4]	225,000	234,121
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	198,000	191,441
Encompass Health Corp. 4.500%, 02/01/28	178,000	165,912
Energy Transfer LP 5.250%, 04/15/29	180,000	179,305
EQT Corp. 5.700%, 04/01/28	190,000	189,794
FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	94,000	90,268
Ford Motor Co.
4.346%, 12/08/26[4]	326,000	316,736
5.291%, 12/08/46	77,000	63,140

Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	179,000	179,119
General Motors Co. 6.800%, 10/01/27	161,000	170,265
The Goodyear Tire & Rubber Co. 4.875%, 03/15/27[4]	258,000	243,527
Graphic Packaging International LLC 3.500%, 03/01/29[5]	155,000	133,906
HB Fuller Co. 4.250%, 10/15/28	146,000	129,515
Hillenbrand, Inc. 5.000%, 09/15/26[6]	126,000	123,059
Howmet Aerospace, Inc.
5.900%, 02/01/27	80,000	81,392
6.875%, 05/01/25[4]	114,000	118,344

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	97,000	89,575
KB Home 4.000%, 06/15/31	85,000	73,631
Kraft Heinz Foods Co. 4.375%, 06/01/46	76,000	66,211
	Principal Amount	Value

Lamar Media Corp. 4.875%, 01/15/29[4]	$175,000	$164,684
Matador Resources Co. 5.875%, 09/15/26[4]	283,000	279,213
Mattel, Inc. 3.375%, 04/01/26[5]	218,000	205,211
MEG Energy Corp. (Canada) 5.875%, 02/01/29[5]	175,000	168,566
Meritage Homes Corp. 6.000%, 06/01/25	148,000	149,129
Methanex Corp. (Canada) 5.125%, 10/15/27	183,000	172,469
MGM Resorts International 5.750%, 06/15/25	210,000	209,494
Mueller Water Products, Inc. 4.000%, 06/15/29[5]	183,000	163,469
Murphy Oil Corp. 6.375%, 07/15/28	170,000	167,510
Murphy Oil USA, Inc. 5.625%, 05/01/27	180,000	174,200
Netflix, Inc. 4.875%, 06/15/30[4,5]	179,000	178,203
Newell Brands, Inc. 4.700%, 04/01/26[6]	181,000	174,213
Novelis Corp. 3.250%, 11/15/26[5]	189,000	172,720
NuStar Logistics LP 5.625%, 04/28/27	276,000	261,327
Occidental Petroleum Corp. 7.875%, 09/15/31	151,000	169,605
Olin Corp. 5.125%, 09/15/27	204,000	195,654
Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[4,5]	198,000	197,747
Penn Entertainment, Inc. 4.125%, 07/01/29[5]	183,000	152,598
Penske Automotive Group, Inc. 3.500%, 09/01/25	174,000	163,627
Permian Resources Operating LLC 5.375%, 01/15/26[5]	190,000	180,088
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	225,000	223,312
PTC, Inc. 3.625%, 02/15/25[5]	218,000	210,244
Sealed Air Corp. 5.500%, 09/15/25[5]	182,000	179,762
Silgan Holdings, Inc. 4.125%, 02/01/28	137,000	128,944

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 79.8% (continued)

Southwestern Energy Co. 8.375%, 09/15/28	$220,000	$231,296
Spirit AeroSystems, Inc. 9.375%, 11/30/29[5]	160,000	174,600
Sprint LLC 7.125%, 06/15/24	193,000	196,198
Teleflex, Inc. 4.250%, 06/01/28[5]	150,000	142,637
Tenet Healthcare Corp. 4.875%, 01/01/26	177,000	173,524
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	201,000	181,905
Toll Brothers Finance Corp. 4.350%, 02/15/28	190,000	179,220
TransDigm, Inc. 6.250%, 03/15/26[5]	157,000	157,143
Travel + Leisure Co.
5.650%, 04/01/24[6]	97,000	96,701
6.600%, 10/01/25[6]	75,000	75,374

Trinity Industries, Inc. 4.550%, 10/01/24	182,000	176,041
United Airlines Holdings, Inc.
4.875%, 01/15/25[4]	125,000	121,864
5.000%, 02/01/24[4]	157,000	153,929

United Rentals North America, Inc. 4.875%, 01/15/28	183,000	174,994
United States Steel Corp. 6.875%, 03/01/29	133,000	133,000
Wabash National Corp. 4.500%, 10/15/28[5]	153,000	132,646
WESCO Distribution, Inc. 7.250%, 06/15/28[5]	118,000	121,162
Western Digital Corp. 4.750%, 02/15/26	137,000	131,445
Western Midstream Operating LP 4.650%, 07/01/26	269,000	260,005
Westlake Corp. 0.875%, 08/15/24	73,000	69,155

Total Industrials		14,246,867
	Principal Amount	Value
Utilities - 2.4%
NRG Energy, Inc. 5.250%, 06/15/29[5]	$195,000	$181,031
SM Energy Co. 5.625%, 06/01/25	253,000	245,308

Total Utilities		426,339

Total Corporate Bonds and Notes (Cost $18,132,300)		17,575,139
Short-Term Investments - 14.0%
Joint Repurchase Agreements - 13.8%[7]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,000,402 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $1,020,000)	1,000,000	1,000,000
Citigroup Global Markets, Inc., dated 03/31/23, due 04/03/23, 4.810% total to be received $465,491 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.000%, 12/26/24 - 03/20/53, totaling $474,610)	465,304	465,304
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,000,402 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,465,304
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $38,015 (collateralized by a U.S. Treasury, 1.750%, 07/31/24, totaling $38,802)	38,000	38,000

Total Short-Term Investments (Cost $2,503,304)		2,503,304
Total Investments - 112.5% (Cost $20,635,604)		20,078,443
Other Assets, less Liabilities - (12.5)%		(2,235,153)
Net Assets - 100.0%		$17,843,290

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $2,696,434 or 15.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $5,370,212 or 30.1% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

AMG GW&K High Income Fund
Schedule of Portfolio Investments (continued)
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$17,575,139	—	$17,575,139
Short-Term Investments
Joint Repurchase Agreements	—	2,465,304	—	2,465,304
Repurchase Agreements	—	38,000	—	38,000
Total Investments in Securities	—	$20,078,443	—	$20,078,443

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,696,434	$2,465,304	$318,265	$2,783,569
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	05/31/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.